GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 5,259	$ 4,523	$ 1,125